CANTOR SELECT PORTFOLIOS TRUST

CANTOR FBP EQUITY & DIVIDEND PLUS FUND

(Class A Shares: FBPGX)

(Institutional Class Shares: FBPEX)

Supplement dated September 13, 2023

to the Prospectus

dated July 31, 2023

This supplement updates certain information contained in the Prospectus for the Cantor FBP Equity & Dividend Plus Fund (the “Fund”), a series of the Cantor Select Portfolios Trust (the “Trust”). You may obtain copies of the Fund’s Prospectus free of charge online at https://equitydividendplusfund.cantorassetmanagement.com/, or upon request by calling toll-free 1-833-764-2266.

1. The “Management of the Fund’s Portfolio” section of the Prospectus is revised as follows:

MANAGEMENT OF THE FUND’S PORTFOLIO

The Fund’s investment adviser is Cantor Fitzgerald Investment Advisors, L.P. The Fund’s portfolio is managed by the individuals listed below.

Portfolio manager	Title	Start date on the Fund
John T. Bruce, CFA	Lead Portfolio Manager of the Fund Senior Managing Director of Cantor Fitzgerald Investment Advisors, L.P.	Since Inception
David J. Marshall, CFA	Co-Portfolio Manager of the Fund Senior Managing Director of Cantor Fitzgerald Investment Advisors, L.P.	2011
Norman D. Darden III, CFA	Co-Portfolio Manager of the Fund Senior Managing Director of Cantor Fitzgerald Investment Advisors, L.P.	2011
J. Scott Morrell, CFA	Co-Portfolio Manager of Cantor Fitzgerald Investment Advisors, L.P.	2011

2. The “Management of the Fund” section of the Prospectus is revised as follows:

Portfolio Managers. The Fund’s lead portfolio manager is John T. Bruce, CFA, who has served in that capacity since the Fund’s inception in 1993. Other members of the investment team that manage the Fund are David J. Marshall, CFA, Norman D. Darden III, CFA, and J. Scott Morrell, CFA, who have each served as Co-Portfolio Managers since 2011.

John T. Bruce, CFA has been a Senior Managing Director of the Advisor since 2021. He founded Flippin, Bruce & Porter, Inc., the Fund’s previous adviser in 1985, and served as President and a principal of the firm until June 2021.

David J. Marshall, CFA has been a Senior Managing Director of the Advisor since 2021. Previously, he was with Flippin, Bruce & Porter, Inc. where he was a Portfolio Manager/Analyst and a part of the investment team since 1994.

Norman D. Darden III, CFA has been a Senior Managing Director of the Advisor since 2021. Previously, he was with Flippin, Bruce & Porter, Inc. where he was a Portfolio Manager/Analyst and a part of the investment team since 1999.

J. Scott Morrell, CFA has been a Managing Director of the Advisor since 2021. Previously, he was with Flippin, Bruce & Porter, Inc. where he was a Portfolio Manager/Analyst and a part of the investment team since 1995.

The Fund’s Statement of Additional Information provides additional information regarding the portfolio manager’s compensation, other accounts managed, and ownership of Fund shares.

Please retain this Supplement for future reference.

CANTOR SELECT PORTFOLIOS TRUST

CANTOR FBP EQUITY & DIVIDEND PLUS FUND

(Class A Shares: FBPGX)

(Institutional Class Shares: FBPEX)

Supplement dated September 13, 2023

to the Statement of Additional Information

dated July 31, 2023

This supplement updates certain information contained in the Statement of Additional Information (the “SAI”) for the Cantor FBP Equity & Dividend Plus Fund (the “Fund”), a series of the Cantor Select Portfolios Trust (the “Trust”). You may obtain copies of the Fund’s SAI free of charge online at https://equitydividendplusfund.cantorassetmanagement.com/, or upon request by calling toll-free 1-833-764-2266.

1. The information in the SAI regarding the portfolio managers and the accompanying table listing the number and types of other accounts managed by the portfolio managers and the assets in those accounts is deleted and replaced with the following:

Portfolio Managers. The Fund’s lead portfolio manager is John T. Bruce, CFA. Other members of the investment team that manage the Fund are David J. Marshall, CFA, Norman D. Darden III, CFA, and J. Scott Morrell, CFA, who are each Co-Portfolio Managers.

Compensation. Each Portfolio Manager’s compensation from the Advisor includes base salary, a bonus based on the profitability of the Advisor, and participation in the Advisor’s 401(k) plan and health plan. The Advisor does not pay performance or asset-based compensation to the Portfolio Managers.

Ownership of Fund Shares. The table below shows the amount of the Surviving Fund’s equity securities beneficially owned by the portfolio managers as of March 31, 2023 and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; E = $100,001-$500,000; F = $500,001-$1,000,000; and G = over $1,000,000.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
John T. Bruce, CFA	G
David J. Marshall, CFA	E
Norman D. Darden III, CFA	E
J. Scott Morrell, CFA	E

Other Accounts. In addition to the Fund, the portfolio manager is responsible for the day-to-day management of certain other accounts. The table below shows the number of, and total assets in, such other accounts as of March 31, 2023.

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
All Accounts
John T. Bruce, CFA	2	$60,300,000	0	$0	50	$62,407,091
David J. Marshall, CFA	2	$60,300,000	0	$0	109	$122,461,640
Norman D. Darden III, CFA	2	$60,300,000	0	$0	361	$472,708,419
J. Scott Morrell, CFA	2	$60,300,000	0	$0	41	$92,493,611
Accounts with Performance-Based Advisory Fee
John T. Bruce, CFA	0	$0	0	$0	0	$0
David J. Marshall, CFA	0	$0	0	$0	0	$0
Norman D. Darden III, CFA	0	$0	0	$0	0	$0
J. Scott Morrell, CFA	0	$0	0	$0	0	$0

Please retain this Supplement for future reference.